CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 June 14, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded Fund VI
                  (Registration Nos. 333-182308 and 811-22717)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 98 and under the Investment Company Act of 1940, as amended, Amendment No. 100 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust S&P International Dividend Aristocrats ETF (formerly known as International Multi-Asset Diversified Income Index Fund), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the Securities Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                              ------------------------------
                                                  Morrison C. Warren

Enclosures